FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurements
Net realized gains/(losses) of Level 3 assets	₽ 807	₽ 200
Net realized gains/(losses) of Level 3 liabilities			₽ (719)
Level 1 | Securities held by MTS Bank
Fair value measurements
Assets	21,824	13,273
Level 2 | Derivative financial instruments
Fair value measurements
Liabilities		(1,389)
Level 2 | Cross-currency interest rate swaps
Fair value measurements
Liabilities		(955)
Level 2 | Currency forwards and swaps
Fair value measurements
Liabilities		(366)
Level 2 | Interest rate swaps
Fair value measurements
Liabilities		(68)
Level 2 | Derivative financial instruments
Fair value measurements
Assets	4,510	370
Level 2 | Cross-currency swaps
Fair value measurements
Assets	4,508	318
Level 2 | Currency forwards, swaps and options
Fair value measurements
Assets	2	52
Level 2 | Mutual funds
Fair value measurements
Assets	10,699	9,349
Level 2 | Assets in Sistema Capital trust management
Fair value measurements
Assets	10,313	8,195
Level 2 | Embedded derivatives in a lease agreement
Fair value measurements
Assets	562
Level 3
Fair value measurements
Net realized gains/(losses) of Level 3 assets	846	2,013
Net realized gains/(losses) of Level 3 liabilities	(39)	(1,813)	(719)
Unrealized gains or losses	0	0	₽ 0
Level 3 | Contingent consideration
Fair value measurements
Liabilities	(944)	(907)
Level 3 | Liabilities under option agreements
Fair value measurements
Liabilities	(55)	(73)
Level 3 | Contingent consideration
Fair value measurements
Assets	2,631	₽ 2,013
Level 3 | Assets under option agreements
Fair value measurements
Assets	₽ 228